UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co. Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $    1,534,979
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ACCENTURE PLC IRELAND SHS CLAS COM            G1151C101   125306  1789320 SH       SOLE                1781295      0  8025
AMPHENOL CORP NEW CL A         COM            032095101    97473  1655460 SH       SOLE                1645460      0 10000
ANSYS INC COM                  COM            03662Q105   115152  1568829 SH       SOLE                1556954      0 11875
APPLE INC COM                  COM            037833100   136956   205251 SH       SOLE                 203576      0  1675
AUTOMATIC DATA PROCESSING INC  COM            053015103    14234   242650 SH       SOLE                 242650      0     0
BOEING CO COM                  COM            097023105      313     4500 SH       SOLE                   4500      0     0
CELGENE CORP COM               COM            151020104    87933  1150958 SH       SOLE                1144458      0  6500
CHESAPEAKE ENERGY CORP COM     COM            165167107     1944   103000 SH       SOLE                 103000      0     0
COACH INC COM                  COM            189754104      336     6000 SH       SOLE                   6000      0     0
EXPRESS SCRIPTS HOLDING CO     COM            30219G108    97187  1550768 SH       SOLE                1542193      0  8575
GOOGLE INC CL A                COM            38259P508    52346    69378 SH       SOLE                  69378      0     0
INTERCONTINENTALEXCHANGE INC   COM            45865V100    79817   598283 SH       SOLE                 594633      0  3650
MASTERCARD INC CL A            COM            57636Q104    99664   220750 SH       SOLE                 219150      0  1600
MONSANTO CO NEW COM            COM            61166W101     9143   100450 SH       SOLE                 100450      0     0
NETAPP INC COM                 COM            64110D104    27293   830082 SH       SOLE                 830082      0     0
PRAXAIR INC COM                COM            74005P104    84634   814724 SH       SOLE                 807599      0  7125
PRECISION CASTPARTS CORP COM   COM            740189105     8369    51239 SH       SOLE                  48239      0  3000
PROCTER & GAMBLE CO COM        COM            742718109    40087   577953 SH       SOLE                 577953      0     0
RALPH LAUREN CORP CL A         COM            751212101   112420   743371 SH       SOLE                 739821      0  3550
SCHWAB CHARLES CORP NEW COM    COM            808513105    62696  4901939 SH       SOLE                4868114      0 33825
UNITED TECHNOLOGIES CORP COM   COM            913017109    29395   375461 SH       SOLE                 370961      0  4500
V F CORP COM                   COM            918204108    63705   399754 SH       SOLE                 396779      0  2975
VERISK ANALYTICS INC           COM            92345Y106    67271  1412950 SH       SOLE                1403350      0  9600
YUM BRANDS INC COM             COM            988498101   121305  1828541 SH       SOLE                1817016      0 11525


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